Balance Sheet Information (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Other current assets:
Prepaid taxes	$ 129	$ 99
Other	89	85
Other current assets	218.0	184.0
Property, plant, and equipment:
Land	69	89
Buildings	317	349
Equipment	446	491
Construction in process	11	15
Property, plant, and equipment	843	944
Less accumulated depreciation	450	476
Property, plant and equipment, net	393	468
Accounts payable and accrued expenses:
Accounts payable, trade	126	97
Accrued expenses:
Advertising	72	55
Compensation and commissions	81	90
Excise and other non-income taxes	54	43
Self-insurance claims	11	12
Postretirement benefits	6	6
Interest	7	4
Other	55	35
Accrued expenses	286	245
Accounts payable and accrued expenses	$ 412.0	$ 342.0